Related Party Transactions - Schedule of Transactions with Related Parties (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2023 CNY (¥)	Feb. 28, 2023 USD ($)	Feb. 28, 2022 CNY (¥)	Feb. 28, 2021 CNY (¥)
Related Party Transaction [Line Items]
Services provided to related parties	¥ 7,660	$ 1,105	¥ 949	¥ 2,476
Purchases of services provided by related parties	659	95		3,771
Lease expense to related party	91	13	108	108
Loans to noncontrolling interest shareholders			588
Disposal subsidiary				39
Total			4,048
Shanghai Four Season Online School ("SHFSOS")
Related Party Transaction [Line Items]
Services provided to related parties	7,381	1,065
Purchases of services provided by related parties	127	18
East China Normal University Electronic and Audio-visual Publishing House ("ESNU Publishing")
Related Party Transaction [Line Items]
Services provided to related parties	155	22
Purchases of services provided by related parties	532	77
Dangdai
Related Party Transaction [Line Items]
Services provided to related parties	124	18
Fuxi Network
Related Party Transaction [Line Items]
Services provided to related parties			949	2,476
Purchases of services provided by related parties				3,525
Others
Related Party Transaction [Line Items]
Purchases of services provided by related parties				246
Huangshan Culture Investment Group Co., Ltd. ("Huangshan Culture")
Related Party Transaction [Line Items]
Lease expense to related party	¥ 91	$ 13	108	¥ 108
Shanghai Jiaxin Travel Agency("Jiaxin Travel")
Related Party Transaction [Line Items]
Gain from disposal of liabilities and a subsidiary			¥ 4,048